Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Restricted cash and short-term deposits	$ 130,949	$ 106,073
Liabilities
Current portion of long-term debt and short-term debt	(354,322)	(703,170)
Long-term debt	(999,426)	(920,130)
Total liabilities	(1,550,425)	(2,770,378)
VIE debt
ASSETS
Restricted cash and short-term deposits	17,503	16,523
Liabilities
Current portion of long-term debt and short-term debt	(347,097)	(380,554)
Long-term debt	(171,687)	(216,313)
Total liabilities	$ (518,784)	$ (596,867)